Subsequent Events (Details) - USD ($)				3 Months Ended	9 Months Ended
	Dec. 24, 2024	Nov. 11, 2024	Oct. 31, 2024	Sep. 30, 2024	Sep. 30, 2024	Aug. 02, 2024	Dec. 31, 2023	Dec. 31, 2021
Subsequent Events [Line Items]
shares issued				0	0		1,302,082
Convertible preferred stock, par value (in Dollars per share)				$ 0.001	$ 0.001		$ 0.001
Warrant price per share (in Dollars per share)						$ 4.4
Series A warrants exercisable				1,512,500	1,512,500
Financing expenses (in Dollars)					$ 6,050,000
Minimum [Member]
Subsequent Events [Line Items]
Warrant price per share (in Dollars per share)				$ 1.31	$ 1.31
Maximum [Member]
Subsequent Events [Line Items]
Warrant price per share (in Dollars per share)				$ 2.59	$ 2.59
Common Stock [Member]
Subsequent Events [Line Items]
Shares issued				320,133
Subsequent Event [Member]
Subsequent Events [Line Items]
Purchase of common stock (in Dollars)			$ 15,000,000
Shares issued		32,500
Subsequent Event [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Common Stock Percentage			3.00%
Series A Preferred Stock [Member]
Subsequent Events [Line Items]
shares issued								1,302,082
Share rate					7.00%
Series A Preferred Stock [Member] | Warrant [Member]
Subsequent Events [Line Items]
shares issued				1,512,500	1,512,500
Series A Preferred Stock [Member] | Minimum [Member]
Subsequent Events [Line Items]
Share rate					3.00%
Series A Preferred Stock [Member] | Maximum [Member]
Subsequent Events [Line Items]
Share rate					33.30%
Forecast [Member]
Subsequent Events [Line Items]
Warrant price per share (in Dollars per share)	$ 4
Forecast [Member] | Warrant [Member]
Subsequent Events [Line Items]
Purchase of warrant	1
Forecast [Member] | Minimum [Member]
Subsequent Events [Line Items]
Aggregate gross proceeds (in Dollars)	$ 6,000,000
Forecast [Member] | Maximum [Member]
Subsequent Events [Line Items]
Aggregate gross proceeds (in Dollars)	$ 10,000,000
Forecast [Member] | Series A Preferred Stock [Member]
Subsequent Events [Line Items]
shares issued	1
Forecast [Member] | Series A Senior Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Convertible preferred stock, par value (in Dollars per share)	$ 0.001